TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Cost of revenues	$ 6,890	$ 6,607	$ 6,936
Research and development	301	185	179
Selling and marketing	708	779	776
General and administrative	1,283	1,341	1,654
Finance expenses, net	$ 511	$ 531	$ 564